Intangible assets and goodwill - Summary (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		₨ 2,225,263
Balance at end of year	$ 32,338	2,236,481	₨ 2,225,263
Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		3,395,825	2,458,257
Acquisitions through business combinations		62,360	459,961
Additions		832,345	1,007,409
Disposals/adjustment		425,542	529,618
Effects of movements in foreign exchange rates		2,978	(184)
Balance at end of year		3,867,966	3,395,825
Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(1,170,562)	849,154
Charge for the year		457,965	321,050
Effects of movements in foreign exchange rates		2,958	358
Balance at end of year		(1,631,485)	(1,170,562)
Computer software and websites
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		742,122
Balance at end of year		764,253	742,122
Computer software and websites | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		1,617,972	1,085,246
Acquisitions through business combinations		683	898
Additions		433,075	532,290
Effects of movements in foreign exchange rates		67	(462)
Balance at end of year		2,051,797	1,617,972
Computer software and websites | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(875,850)	596,207
Charge for the year		411,648	279,564
Effects of movements in foreign exchange rates		46	79
Balance at end of year		(1,287,544)	(875,850)
Intellectual property rights
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		4,852
Balance at end of year		3,452	4,852
Intellectual property rights | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		56,298	56,020
Effects of movements in foreign exchange rates		2,911	278
Balance at end of year		59,209	56,298
Intellectual property rights | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(51,446)	49,768
Charge for the year		1,400	1,401
Effects of movements in foreign exchange rates		2,911	277
Balance at end of year		(55,757)	(51,446)
Agent / Supplier relationships
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		72,662
Balance at end of year		55,565	72,662
Agent / Supplier relationships | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		222,169	222,169
Balance at end of year		222,169	222,169
Agent / Supplier relationships | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(149,507)	132,410
Charge for the year		17,097	17,097
Balance at end of year		(166,604)	(149,507)
Customer relationships
Reconciliation of changes in intangible assets and goodwill
Balance at end of year		125,135
Customer relationships | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		134,682
Acquisitions through business combinations		5,654	134,682
Balance at end of year		140,336	134,682
Customer relationships | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(5,986)
Charge for the year		9,214	5,986
Balance at end of year		(15,200)	(5,986)
Non compete agreements
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		13,795
Balance at end of year		11,237	13,795
Non compete agreements | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		20,061	3,200
Acquisitions through business combinations		2,110	16,861
Balance at end of year		22,171	20,061
Non compete agreements | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(6,266)	3,200
Charge for the year		4,669	3,066
Balance at end of year		(10,935)	(6,266)
Trademarks
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		189,822
Balance at end of year		175,885	189,822
Trademarks | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		271,329	271,329
Balance at end of year		271,329	271,329
Trademarks | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(81,507)	67,569
Charge for the year		13,937	13,936
Effects of movements in foreign exchange rates			2
Balance at end of year		(95,444)	(81,507)
Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		961,186
Balance at end of year		1,015,099	961,186
Goodwill | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		961,186	653,666
Acquisitions through business combinations		53,913	307,520
Balance at end of year		1,015,099	961,186
Intangible under development
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		112,128
Balance at end of year		85,856	112,128
Intangible under development | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		112,128	166,627
Additions		399,270	475,119
Disposals/adjustment		425,542	529,618
Balance at end of year		85,856	112,128
Computer software, Websites, and Intellectual Property Rights
Intangible Assets And Goodwill, Additional Disclosures
Intangible assets pledged as security for liabilities		₨ 673,445	₨ 667,882